Audit fees (Tables)	12 Months Ended
Dec. 31, 2025
Auditor fees [abstract]
Summary of audit and non-audit services

Fees of Group’s auditor
in EUR million	2025	2024	2023
Audit fees	32	33	29
Audit related fees	4	4	1
Total[1]	36	37	30
[1]The Group’s auditor did not provide any non-audit services.